Summary of Significant Accounting Policies - Defined Benefit Plan - Additional Information (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2023 USD ($)
Disclosure of defined benefit plans [abstract]
Approximate maximum amount per employee available for lump-sum payment to eligible employees in India	$ 24